Document and Entity Information	Mar. 01, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2024
Registrant Name	Fidelity School Street Trust
Central Index Key	0000215829
Investment Company Type	N-1A
Amendment Flag	false